Reportable Segments	12 Months Ended
Dec. 31, 2014
Reportable Segments [Abstract]
Reportable Segments
REPORTABLE SEGMENTS:
In April 2015, ETP and Regency completed the previously announced merger of an indirect subsidiary of ETP, with and into Regency, with Regency surviving the merger as a wholly-owned subsidiary of ETP (the “Regency Merger”). As part of the merger consideration, each Regency common unit and Class F unit was converted into the right to receive 0.4124 ETP Common Units. Based on the Regency units outstanding, ETP issued approximately 172.2 million ETP Common Units to Regency unitholders, including approximately 15.5 million units issued to ETP subsidiaries. The approximately 1.9 million outstanding Regency series A preferred units were converted into corresponding new ETP Series A Preferred Units.
In connection with the transaction, ETE, which owns the general partner and 100% of the incentive distribution rights of ETP, will reduce the incentive distributions it receives from ETP by a total of $320 million over a five-year period. The IDR subsidy will be $80 million in the first year post-closing and $60 million per year for the following four years.
ETP and Regency are under common control of ETE; therefore, we accounted for the Regency Merger at historical cost as a reorganization of entities under common control. Accordingly, ETP’s consolidated financial statements have been retrospectively adjusted to reflect consolidation of Regency beginning May 26, 2010 (the date ETE acquired Regency’s general partner).
Prior the the Regency Merger, the Investment in Regency was presented as a separate segment. Due to ETP’s consolidation of Regency for all periods presented, the Investment in Regency segment has been consolidated into the Investment in ETP segment and is no longer presented separately.
Subsequent to ETP’s acquisition of Regency, our financial statements reflect the following reportable business segments:
•Investment in ETP, including the consolidated operations of ETP;

•	Investment in Lake Charles LNG, including the operations of Lake Charles LNG; and

•	Corporate and Other, including the following:

•	activities of the Parent Company; and

•	the goodwill and property, plant and equipment fair value adjustments recorded as a result of the 2004 reverse acquisition of Heritage Propane Partners, L.P.
Related party transactions among our segments are generally based on transactions made at market-related rates. Consolidated revenues and expenses reflect the elimination of all material intercompany transactions.
We define Segment Adjusted EBITDA as earnings before interest, taxes, depreciation, depletion, amortization and other non-cash items, such as non-cash compensation expense, gains and losses on disposals of assets, the allowance for equity funds used during construction, unrealized gains and losses on commodity risk management activities, non-cash impairment charges, loss on extinguishment of debt, gain on deconsolidation and other non-operating income or expense items. Unrealized gains and losses on commodity risk management activities include unrealized gains and losses on commodity derivatives and inventory fair value adjustments (excluding lower of cost or market adjustments). Segment Adjusted EBITDA reflects amounts for unconsolidated affiliates based on the Partnership’s proportionate ownership and amounts for less than wholly owned subsidiaries based on 100% of the subsidiaries’ results of operations. Based on the change in our reportable segments we have recast the presentation of our segment results for the prior years to be consistent with the current year presentation.
Eliminations in the tables below include the following:

•
ETP’s Segment Adjusted EBITDA reflected the results of Lake Charles LNG prior to the Lake Charles LNG Transaction, which was effective January 1, 2014. The Investment in Lake Charles LNG segment reflected the results of operations of Lake Charles LNG for all periods presented. Consequently, the results of operations of Lake Charles LNG were reflected in two segments for the years ended December 31, 2013 and 2012 beginning March 26, 2012. Therefore, the results of Lake Charles LNG were included in eliminations for 2013 and 2012.

	Years Ended December 31,
	2014	2013	2012
Revenues:
Investment in ETP	$55,475	$48,335	$16,964
Investment in Lake Charles LNG	216	216	166
Adjustments and Eliminations	—	(216)	(166)
Total revenues	$55,691	$48,335	$16,964

Costs of products sold:
Investment in ETP	$48,389	$42,554	$13,088
Total costs of products sold	$48,389	$42,554	$13,088

Depreciation, depletion and amortization:
Investment in ETP	1,669	1,258	827
Investment in Lake Charles LNG	39	39	30
Corporate and Other	16	16	14
Total depreciation, depletion and amortization	$1,724	$1,313	$871

	Years Ended December 31,
	2014	2013	2012
Equity in earnings of unconsolidated affiliates:
Investment in ETP	$332	$236	$212
Total equity in earnings of unconsolidated affiliates	$332	$236	$212

	Years Ended December 31,
	2014	2013	2012
Segment Adjusted EBITDA:
Investment in ETP	$5,710	$4,404	$3,139
Investment in Lake Charles LNG	195	187	135
Corporate and Other	(97)	(43)	(52)
Adjustments and Eliminations	32	(181)	(117)
Total Segment Adjusted EBITDA	5,840	4,367	3,105
Depreciation, depletion and amortization	(1,724)	(1,313)	(871)
Interest expense, net of interest capitalized	(1,369)	(1,221)	(1,018)
Bridge loan related fees	—	—	(62)
Gain on deconsolidation of Propane Business	—	—	1,057
Gain on sale of AmeriGas common units	177	87	—
Goodwill impairment	(370)	(689)	—
Gains (losses) on interest rate derivatives	(157)	53	(19)
Non-cash unit-based compensation expense	(82)	(61)	(47)
Unrealized gains on commodity risk management activities	116	48	10
Losses on extinguishments of debt	(25)	(162)	(123)
Inventory valuation adjustments	(473)	3	(75)
Adjusted EBITDA related to discontinued operations	(27)	(76)	(99)
Adjusted EBITDA related to unconsolidated affiliates	(748)	(727)	(647)
Equity in earnings of unconsolidated affiliates	332	236	212
Non-operating environmental remediation	—	(168)	—
Other, net	(73)	(2)	14
Income from continuing operations before income tax expense	$1,417	$375	$1,437

	December 31,
	2014	2013	2012
Total assets:
Investment in ETP	$62,674	$49,900	$48,394
Investment in Lake Charles LNG	1,210	1,338	1,917
Corporate and Other	1,153	720	707
Adjustments and Eliminations	(568)	(1,628)	(2,114)
Total	$64,469	$50,330	$48,904

	Years Ended December 31,
	2014	2013	2012
Additions to property, plant and equipment, net of contributions in aid of construction costs (accrual basis):
Investment in ETP	$5,494	$3,327	$3,533
Investment in Lake Charles LNG	1	2	4
Adjustments and Eliminations	64	13	(20)
Total	$5,559	$3,342	$3,517

	December 31,
	2014	2013	2012
Advances to and investments in affiliates:
Investment in ETP	$3,760	$4,050	$4,768
Adjustments and Eliminations	(101)	(36)	(31)
Total	$3,659	$4,014	$4,737
The following tables provide revenues, grouped by similar products and services, for our reportable segments. These amounts include intersegment revenues for transactions between ETP and Regency.
Investment in ETP

	Years Ended December 31,
	2014	2013	2012
Intrastate Transportation and Storage	$2,857	$2,452	$2,191
Interstate Transportation and Storage	1,072	1,309	1,109
Midstream	6,823	4,276	3,077
Liquids Transportation and Services	3,911	2,126	650
Investment in Sunoco Logistics	18,088	16,639	3,189
Retail Marketing	22,487	21,012	5,926
All Other	3,331	2,597	1,762
Total revenues	58,569	50,411	17,904
Less: Intersegment revenues	3,094	2,076	940
Revenues from external customers	$55,475	$48,335	$16,964
Investment in Lake Charles LNG
Lake Charles LNG’s revenues of $216 million, $216 million and $166 million for the year ended December 31, 2014, 2013 and 2012, respectively, were related to LNG terminalling.